32. Events after the reporting period (Details Narrative) - 22nd Issue Debentures R$ in Thousands	Feb. 19, 2018 BRL (R$)
DisclosureOfEventsAfterReportingPeriodLineItems [Line Items]
Unsecured non-convertible debentures	R$ 750,000
First series
DisclosureOfEventsAfterReportingPeriodLineItems [Line Items]
Unsecured non-convertible debentures	100,000
Second series
DisclosureOfEventsAfterReportingPeriodLineItems [Line Items]
Unsecured non-convertible debentures	400,000
Third series
DisclosureOfEventsAfterReportingPeriodLineItems [Line Items]
Unsecured non-convertible debentures	R$ 250,000